SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1810	1.1297	1.1069
Closing exchange rate (per Euro)	1.1450	1.1993	1.0541
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8847	0.8767	0.8194
Closing exchange rate (per Euro)	0.8945	0.8872	0.8562
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.1550	1.1117	1.0901
Closing exchange rate (per Euro)	1.1269	1.1702	1.0739
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	130.3959	126.7112	120.2169
Closing exchange rate (per Euro)	125.8500	135.0100	123.4000
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.8081	7.6290	7.3519
Closing exchange rate (per Euro)	7.8751	7.8044	7.3202
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5797	1.4732	1.4883
Closing exchange rate (per Euro)	1.6220	1.5346	1.4596
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5294	1.4647	1.4659
Closing exchange rate (per Euro)	1.5605	1.5039	1.4188
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5926	1.5588	1.5275
Closing exchange rate (per Euro)	1.5591	1.6024	1.5234
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	9.2559	8.8045	8.5924
Closing exchange rate (per Euro)	8.9675	9.3720	8.1751